January 30, 2025

Via Edgar Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Build Funds Trust, File Nos. 811-23732 and 333-259006

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Build Funds Trust (the “Trust”), on behalf of the Build Bond Innovation ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 28, 2025 (Accession No. 0001839882-25-004396).

If you have any questions, please do not hesitate to contact Bibb Strench at (202) 973-2727.

Very truly yours,

/s/ John L. Ruth
John L. Ruth
President and Chairman of the Board